Lease - Summary of Maturity Analysis of Finance Lease Payments Receivable (Details) - Gross amount - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 2,395,319	₩ 2,315,752
Less : Unearned finance income		(1,194,627)	(1,192,686)
Net investment in finance lease	[1]	1,200,692	1,123,066
Not Later Than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		172,528	162,211
1~2 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		163,937	148,485
2~3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		158,933	144,913
3~4 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		156,450	139,605
4~5 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		155,068	136,962
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 1,588,403	₩ 1,583,576

[1]	Including the present value of unguaranteed residual value amounting to ￦16,407 million and ￦19,574 million, as of December 31, 2020 and 2021, respectively.